Notes to the consolidated statements of income	6 Months Ended
Jun. 30, 2021
Notes to the consolidated statements of income
Notes to the consolidated statements of income

2.    Notes to the consolidated statements of income

a)    Revenue

The Company has recognized the following revenue in the consolidated statements of income for the three and six months ended June 30, 2021 and 2020:

Revenue

in € THOUS

	For the three months ended
	June 30,
	2021			2020
	Revenue from			Revenue from
	contracts with	Other		contracts with	Other
	customers	revenue	Total	customers	revenue	Total

Health care services	3,305,679	94,542	3,400,221	3,534,969	78,900	3,613,869
Health care products	890,792	29,157	919,949	914,986	28,490	943,476
Total	4,196,471	123,699	4,320,170	4,449,955	107,390	4,557,345

	For the six months ended
	June 30,
	2021			2020
	Revenue from			Revenue from
	contracts with	Other		contracts with	Other
	customers	revenue	Total	customers	revenue	Total

Health care services	6,538,815	186,865	6,725,680	7,050,541	157,991	7,208,532
Health care products	1,740,412	64,203	1,804,615	1,785,348	51,261	1,836,609
Total	8,279,227	251,068	8,530,295	8,835,889	209,252	9,045,141

b)    Research and development expenses

Research and development expenses of €100,662 for the six months ended June 30, 2021 (for the six months ended June 30, 2020: €96,423) included research and non-capitalizable development costs as well as depreciation and amortization expenses related to capitalized development costs of €2,583 (for the six months ended June 30, 2020: €2,531).

c)    Earnings per share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for the three and six months ended June 30, 2021 and 2020:

Reconciliation of basic and diluted earnings per share

in € THOUS, except share and per share data

	For the three months ended		For the six months ended
	June 30,		June 30,
	2021	2020	2021	2020
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	218,577	350,972	467,523	633,691

Denominators:
Weighted average number of shares outstanding	292,913,910	292,733,283	292,896,096	295,287,813
Potentially dilutive shares	148,888	240,359	135,666	221,971

Basic earnings per share	0.75	1.20	1.60	2.15
Diluted earnings per share	0.75	1.20	1.60	2.14

d)    Impacts of severe acute respiratory syndrome coronavirus 2 (“COVID-19”)

The Company provides life-sustaining dialysis treatments and other critical healthcare services and products to patients. Its patients need regular and frequent dialysis treatments, or else they face significant health consequences that would result in either hospitalization or death. To be able to continue care for its patients in light of COVID-19, the Company determined that it needed to implement a number of measures, both operational and financial, to maintain an adequate workforce, to protect its patients and employees through expanded personal protective equipment protocols and to develop surge capacity for patients suspected or confirmed to have COVID-19. Additionally, the Company experienced a loss of revenue due to the pandemic in certain parts of its business, offset by increased demand for its services and products in other parts. Various governments in regions in which the Company operates have provided economic assistance programs to address the consequences of the pandemic on companies and support healthcare providers and patients.

The Company received government relief in various regions in which it operates in the amount of €17,930 and €186,856 for the six months ended June 30, 2021 and June 30, 2020, respectively. In addition to the costs incurred which are eligible for government funding in various countries, the Company has been affected by impacts that COVID-19 had on the global economy and financial markets as well as effects related to lockdowns.

The remaining amount of U.S. government relief funding received under the Coronavirus Aid, Relief, and Economic Security Act of 2020 (“CARES Act”) recorded in deferred income was $7,465 (€6,282) and $22,473 (€18,314) at June 30, 2021 and December 31, 2020, respectively. In 2020, the Company also recorded a contract liability for advance payments received under the CMS Accelerated and Advance Payment program within current provisions and other current liabilities and non-current provisions and other non-current liabilities. Contract liabilities related to the CMS Accelerated and Advance Payment program were $854,273 (€718,843) and $1,046,025 (€852,437) as of June 30, 2021 and December 31, 2020, respectively.